Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 059
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value and NAV
The following table sets forth, by level within the fair value hierarchy, the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025:

	(Dollars In Thousands)
	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets
Collective trust funds	$—	$3,234,812	$—	$3,234,812
Registered investment companies	668,888	—	—	668,888
A-B InBev Company ADR fund	74,631	—	—	74,631

Total Investments In The Fair Value Hierarchy	$743,519	$3,234,812	$—	$3,978,331

The following table sets forth, by level within the fair value hierarchy, the Plan’s investments measured at fair value on a recurring basis as of December 31, 2024:

	(Dollars In Thousands)
	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets
Collective trust funds	$—	$2,917,079	$—	$2,917,079
Registered investment companies	586,605	—	—	586,605
A-B InBev Company ADR fund	62,373	—	—	62,373

Total Investments In The Fair Value Hierarchy	$648,978	$2,917,079	$—	$3,566,057